Equity, Equity Activity (Details) $ in Millions		3 Months Ended
		Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2015 USD ($)
Earnings Attributable To Predecessor Company		$ 1
Loss attributable to Predecessors		(1)	$ (5)
Changes in carrying amount of Equity
Balance at December 31, 2015		1,794
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	[1]	(86)
Distributions	[2]	(98)
Net Income (Loss) Attributable To Partners		92	$ 64
Contributions	[3]	4
Other		1
Balance at March 31, 2016		$ 1,712
Incentive Distribution, Distribution Split Marginal Percentage		50.00%
Incentive Distribution, Minimum Distribution Level | $ / shares		0.3881
Predecessor Equity [Member]
Earnings Attributable To Predecessor Company	[4]	$ 1
Loss attributable to Predecessors	[4]	(1)
Changes in carrying amount of Equity
Balance at December 31, 2015	[4]	16
Equity offering, net of issuance costs	[4]	0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	[1],[4]	0
Distributions	[2],[4]	0
Net Income (Loss) Attributable To Partners	[4]	0
Contributions	[3],[4]	0
Other	[4]	0
Balance at March 31, 2016	[4]	16
Common
Earnings Attributable To Predecessor Company		0
Loss attributable to Predecessors		0
Changes in carrying amount of Equity
Balance at December 31, 2015		1,707
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	[1]	(2)
Distributions	[2]	(73)
Net Income (Loss) Attributable To Partners		60
Contributions	[3]	3
Other		1
Balance at March 31, 2016		1,701
General Partner
Earnings Attributable To Predecessor Company		0
Loss attributable to Predecessors		0
Changes in carrying amount of Equity
Balance at December 31, 2015		(13)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	[1]	0
Distributions	[2]	(25)
Net Income (Loss) Attributable To Partners		32
Contributions	[3]	1
Other		0
Balance at March 31, 2016		(5)
Noncontrolling Interest
Earnings Attributable To Predecessor Company		0
Loss attributable to Predecessors		0
Changes in carrying amount of Equity
Balance at December 31, 2015		84
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	[1]	(84)
Distributions	[2]	0
Net Income (Loss) Attributable To Partners		0
Contributions	[3]	0
Other		0
Balance at March 31, 2016		0
ATM Program
Changes in carrying amount of Equity
Equity offering, net of issuance costs		5
ATM Program | Common
Changes in carrying amount of Equity
Equity offering, net of issuance costs		5
ATM Program | General Partner
Changes in carrying amount of Equity
Equity offering, net of issuance costs		0
ATM Program | Noncontrolling Interest
Changes in carrying amount of Equity
Equity offering, net of issuance costs		$ 0

[1]	As the result of the reassessment performed, we deconsolidated RGS causing the derecognition of noncontrolling interest and an opening equity impact totaling $86 million. The cumulative effect to opening equity of $2 million related to the difference in earnings under the equity method of accounting in prior periods.
[2]	Represents cash distributions declared and paid during the three months ended March 31, 2016 relating to the fourth quarter of 2015.
[3]	Includes Tesoro and TLGP contributions to the Partnership primarily related to reimbursements for capital spending pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement.
[4]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.